                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                     -------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST

               (Exact name of registrant as specified in charter)
                                    ---------

                          875 Third Avenue, 22nd Floor

                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust

                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: OCTOBER 31, 2004



ITEM 1.Reports to Shareholders.

                             SCHRODER NORTH AMERICAN
                                   EQUITY FUND

                               Semi-Annual Report

                                October 31, 2004
                                   (Unaudited)

INVESTMENT ADVISOR
   Schroder Investment Management
        North America Inc.
   875 Third Avenue, 22nd Floor
   New York, NY 10022

TRUSTEES
   John I. Howell
   Peter S. Knight
   Catherine A. Mazza (Chairman)
   Clarence F. Michalis
   James D. Vaughn

DISTRIBUTOR
   Schroder Fund Advisors Inc.
   875 Third Avenue, 22nd Floor
   New York, NY 10022

TRANSFER & SHAREHOLDER SERVICING AGENT
   Boston Financial Data Services, Inc.
   800-464-3108
   617-483-5000

CUSTODIAN
   JPMorgan Chase Bank

COUNSEL
   Ropes & Gray LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   PricewaterhouseCoopers LLP

The information contained in this report is intended for the general information of the shareholders of the Trusts. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Trusts.

[SCHRODERS LOGO]                                                [SCHRODERS LOGO]

SCHRODER NORTH AMERICAN EQUITY FUND

                               December 10, 2004

Dear Shareholder:

We are pleased to provide the Semi-Annual Report to shareholders of the Schroder North American Equity Fund (the "Fund") that covers the six-month period ended October 31, 2004. This report includes comments from the portfolio managers, a schedule of investments and other relevant information regarding the Fund. We encourage you to read the report and we thank you for making Schroders part of your investment program.

The six-month period under review provided investors with positive financial returns but was accompanied by volatility of returns, which continues to underscore the importance of asset allocation. There was an ebb and flow of sentiment about the outlook for corporate earnings, monetary policy and oil prices, among other factors. Concerns over the direction of the war in Iraq and terrorist activity, also factored in to market concerns.

Although inflation remains low from a historical perspective, many central banks, including the U.S. Federal Reserve, want to be vigilant and keep it from becoming a concern. With interest rates still at some of their lowest levels in 45 years and the economy growing again, the Fed is expected to continue to reduce the level of monetary accommodation in a measured way. We have seen short term interest rates inching higher since March and we believe they are likely to continue to do so.

While the factors described above impacted stocks globally, international stocks were able to produce far stronger returns for U.S. investors. This was largely due to the weakening of the U.S. dollar as the U.S. struggles with sizeable budget and current account deficits. As the U.S. dollar is not expected to gain significant ground anytime soon, dollar returns from non-U.S. stocks are likely to continue to benefit.

The complexity and variety of factors that play a role in domestic and international equity and fixed income markets reinforces the need to develop and maintain a diversified portfolio that incorporates both your individual financial goals and your overall investment horizon.

We thank you for making Schroders part of your investment goals and for your continued confidence.

                                                         Sincerely,

                                                        /s/ Mark A. Hemenetz
                                                        ------------------------
                                                        Mark A. Hemenetz
                                                        President

The views expressed in the following report were those of the Fund's portfolio managers as of the date specified, and may not reflect the views of the portfolio manager on the date this semi-annual report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs. Certain securities described in the Management Discussion and Analysis may no longer be held by the Funds and therefore no longer appear in the Schedules of Investments as of October 31, 2004.

SCHRODER NORTH AMERICAN EQUITY FUND

MANAGEMENT DISCUSSION AND ANALYSIS (As of November 12, 2004)

PERFORMANCE

The Schroder North American Equity Fund had a total return of 3.58% for the six-month period ended October 31, 2004. This compares to the benchmark FTSE North America Index return of 3.77% for the same period. The S&P 500 Index returned 2.96% for the same six-month period.

While the Fund's fundamental value position contributed to performance during the semi-annual period, its positioning in more defensive value stocks, primarily in the utilities and materials sectors, contributed to its underperformance versus the Index. Foreign exposure and high sales growth stocks performed relatively well; the Fund tended to underweight these strategies as they typically underperform in the longer-term, and this position was detrimental during the six-month period.

MARKET BACKGROUND

During the period under review, the U.S. Federal Reserve raised interest rates and leading economic indicators suggested that the rate of economic growth had reached a peak. As a result, markets adjusted to the prospect of slower growth in 2005.

As oil prices rose to record levels, there was a slowdown in U.S. activity that caused investors to question the underlying resilience of the U.S. economy. Companies also became more cautious as input costs started to rise and consumer spending appeared to be weakening. However, towards the end of the six-month period, investor sentiment began to improve on signs that the U.S. economy was regaining strength and inflationary pressures remained moderate. This underpinned stronger performance and North American equity markets produced modest gains overall.

During the period, oil and gas companies continued to benefit from high prices and concerns about global supply. Mining and steel companies were also among the best performers as fears of a rapid slowdown in the Chinese economy eased. The poorest performers included insurance and pharmaceutical companies. The former fell as investigations began into industry practices while the latter struggled amid fears of increased political scrutiny.

PORTFOLIO REVIEW

The Fund typically holds stocks with a value and quality bias and typically avoids those that are high profile, and we believe often overpriced. During the period, this strategy allowed us to sell holdings in the media and pharmaceuticals sectors as well as banks, metals and mining companies that became expensive relative to their history. Additions, including insurance and healthcare providers and other service-related industries, were made as they offered good value. Overall, the Fund's exposure to companies management deemed as quality, particularly those based on profitability, increased in the period.

Of the style strategies the Fund employs, value, particularly fundamental value, and a strategy of selling short term outperformers and buying short term underperformers, were the most successful. Relative value did

SCHRODER NORTH AMERICAN EQUITY FUND

not perform as well but provided a good opportunity to diversify risk. Within quality strategies, financial strength was a poor performer, which is not uncommon while growth is positive.

OUTLOOK

The relative strength of U.S. economic growth should provide some support for equity markets. However, with the prospect of more difficult business conditions in 2005 coinciding with an environment of rising costs and low pricing power, we anticipate that further market gains could be limited.

PERFORMANCE INFORMATION

                                                                                                             ANNUALIZED
                                                               SIX MONTHS               ONE YEAR               SINCE
                                                                  ENDED                  ENDED               INCEPTION*
                                                                10/31/04                10/31/04            TO 10/31/04
                                                                --------                --------            -----------
Schroder North American Equity Fund                                3.58%                   10.39%               11.95%
FTSE North American Index**                                        3.77                    10.25                13.31
S&P 500 Index**                                                    2.96                     9.42                12.28

*     The Fund commenced operations on September 17, 2003.

** The FTSE North American Index is a market capitalization value weighted composite index of over 700 U.S. and Canadian companies and reflects the reinvestment of dividends. The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

"Total Return" is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

SCHRODER NORTH AMERICAN EQUITY FUND

DISTRIBUTION OF EQUITY INVESTMENTS BY SECTOR
As a Percentage of Net Assets (Unaudited)

Pharmaceuticals                            5.9%
Integrated Oil & Gas                       4.9
Diversified Banks                          4.6
Industrial Conglomerates                   4.0
Systems Software                           3.7
Other Diversified Financial Services       3.2
Integrated Telecommunication Services      2.8
Computer Hardware                          2.7
Communications Equipment                   2.6
Semiconductors                             2.5
Electric Utilities                         2.3
Thrifts & Mortgage Finance                 2.1
Regional Banks                             2.0
Property & Casualty Insurance              2.0
Household Products                         1.9
Aerospace & Defense                        1.9
Multi-line Insurance                       1.7
Oil & Gas Exploration & Production         1.7
Asset Management & Custody Banks           1.7
Soft Drinks                                1.6
Movies & Entertainment                     1.4
Health Care Equipment                      1.4
Packaged Foods & Meats                     1.3
Hypermarkets & Super Centers               1.3
Consumer Finance                           1.2
Data Processing & Outsourced Services      1.1
Home Improvement Retail                    1.1
Investment Banking & Brokerage             1.1
Restaurants                                1.0
Managed Health Care                        1.0
Other                                     27.0
                                          ----
Total                                     94.7%
                                          ====

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

SHARES                                                                                         VALUE
------                                                                                       ----------
             COMMON STOCKS (94.7%)

             BERMUDA (1.0%)

             INDUSTRIAL CONGLOMERATES (0.5%)
126,935      Tyco International                                                              $3,954,025
                                                                                             ----------
             INDUSTRIAL MACHINERY (0.0%)
  4,900      Ingersoll Rand Co.                                                                 335,356
                                                                                             ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
 13,400      ACE                                                                                510,004
  9,049      XL Capital                                                                         656,053
                                                                                             ----------
                                                                                              1,166,057
                                                                                             ----------
             REINSURANCE (0.4%)
 14,598      Arch Capital Group (1)                                                             548,447
  9,200      Everest Real Estate Group                                                          730,204
 13,701      IPC Holdings                                                                       554,342
 10,026      PartnerRe Holdings                                                                 583,012
 10,400      Platinum Underwriters Holdings                                                     304,200
 13,300      Renaissancere Holdings                                                             622,706
                                                                                             ----------
                                                                                              3,342,911
                                                                                             ----------
             Total Bermuda                                                                    8,798,349
                                                                                             ----------
             CANADA (4.7%)

             AIRLINES (0.0%)
  7,400      Transat AT (1)                                                                     136,503
                                                                                             ----------
             ALUMINUM (0.2%)
 37,309      Alcan                                                                            1,723,601
                                                                                             ----------
             APPLICATION SOFTWARE (0.1%)
 18,700      Cognos (1)                                                                         741,255
 30,200      GEAC Computer (1)                                                                  208,472
                                                                                             ----------
                                                                                                949,727
                                                                                             ----------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)

 45,900      CI Fund Management                                                                 583,275
                                                                                             ----------
             AUTO PARTS & EQUIPMENT (0.1%)
 14,000      Magna International                                                              1,030,818
                                                                                             ----------
             BUILDING PRODUCTS (0.1%)
 16,300      Masonite International (1)                                                         455,024
                                                                                             ----------
             COMMODITY CHEMICALS (0.1%)
 46,131      Methanex                                                                           724,254
                                                                                             ----------
             COMMUNICATIONS EQUIPMENT (0.2%)
255,506      Nortel Networks (1)                                                                863,033
  4,500      Research In Motion (1)                                                             396,044
                                                                                             ----------
                                                                                              1,259,077
                                                                                             ----------
             DEPARTMENT STORES (0.0%)
 18,300      Hudson's Bay                                                                       207,193
                                                                                             ----------
             DIVERSIFIED BANKS (1.3%)
 26,371      Bank of Nova Scotia                                                                856,152
 49,274      Canadian Imperial Bank of Commerce                                               2,985,324
 26,915      National Bank of Canada                                                          1,076,379
 59,650      Royal Bank of Canada                                                             3,100,480
 66,048      Toronto-Dominion Bank                                                            2,652,208
                                                                                             ----------
                                                                                             10,670,543
                                                                                             ----------
             DIVERSIFIED METALS & MINING (0.2%)
 25,000      AUR Resources (1)                                                                  125,026
 16,200      Falconbridge                                                                       407,075
 13,200      Inmet Mining (1)                                                                   226,406
 52,400      Noranda                                                                            900,863
                                                                                             ----------
                                                                                              1,659,370
                                                                                             ----------
             ELECTRIC UTILITIES (0.1%)
 86,800      TransAlta                                                                        1,181,291
                                                                                             ----------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                                                                            VALUE
------                                                                                          ---------
          ELECTRONIC MANUFACTURING SERVICES (0.0%)
 7,200    Onex                                                                                  $ 102,119
                                                                                                ---------

          FOREST PRODUCTS (0.1%)
52,600    Norbord                                                                                 474,791
                                                                                                ---------
          GENERAL MERCHANDISE STORES (0.2%)
30,419    Canadian Tire                                                                         1,303,048
                                                                                                ---------
          GOLD (0.1%)
42,000    Goldcorp                                                                                580,889
15,700    Meridian Gold (1)                                                                       265,539
                                                                                                ---------
                                                                                                  846,428
                                                                                                ---------
          INDUSTRIAL CONGLOMERATES (0.0%)
 6,700    CHC Helicopter                                                                          251,082
                                                                                                ---------
          INTEGRATED OIL & GAS (0.4%)
34,693    Husky Energy                                                                            910,167
42,421    Petro-Canada                                                                          2,312,070
                                                                                                ---------
                                                                                                3,222,237
                                                                                                ---------
          INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
70,613    BCE                                                                                   1,637,747
 6,400    PetroKazakhstan                                                                         236,114
35,800    TELUS                                                                                   813,003
                                                                                                ---------
                                                                                                2,686,864
                                                                                                ---------
          LIFE & HEALTH INSURANCE (0.2%)
13,300    Great West Lifeco                                                                       277,067
 7,300    Power Finance                                                                           179,545
23,630    Sun Life Financial                                                                      725,706
                                                                                                ---------
                                                                                                1,182,318
                                                                                                ---------
          MOVIES & ENTERTAINMENT (0.0%)
 4,391    Astral Media                                                                            101,518
                                                                                                ---------
          MULTI-LINE INSURANCE (0.0%)
 1,800    Fairfax Financial Holdings                                                              265,613
                                                                                                ---------
          OIL & GAS DRILLING (0.1%)
 9,800    Ensign Resource Service Group                                                           181,980
 9,700    Precision Drilling (1)                                                                  599,615
                                                                                                ---------
                                                                                                  781,595
                                                                                                ---------
          OIL & GAS EXPLORATION & PRODUCTION (0.5%)
45,431    EnCana                                                                                2,249,668
34,969    Nexen                                                                                 1,484,767
 8,627    Penn West Petroleum                                                                     523,384
                                                                                                ---------
                                                                                                4,257,819
                                                                                                ---------
          OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
42,523    Power Corp. of Canada                                                                 1,022,156
                                                                                                ---------
          PHARMACEUTICALS (0.0%)
 6,000    Axcan Pharma (1)                                                                         90,264
                                                                                                ---------
          PUBLISHING (0.1%)
25,916    Thomson                                                                                 898,322
 9,100    Torstar                                                                                 163,908
                                                                                                ---------
                                                                                                1,062,230
                                                                                                ---------
          REAL ESTATE FUND (0.0%)
   279    Retirement Residences Real Estate Investment Trust                                        2,253
                                                                                                ---------
          REGIONAL BANKS (0.0%)
 8,000    Laurentian Bank of Canada                                                               185,260
                                                                                                ---------

          SEMICONDUCTORS (0.0%)
15,300    ATI Technologies (1)                                                                    275,958
                                                                                                ---------
          SOFT DRINKS (0.0%)
 8,800    Cott (1)                                                                                230,867
                                                                                                ---------
          TOBACCO (0.0%)
 7,600    Rothmans                                                                                211,909
                                                                                                ---------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                               VALUE
---------                                                          --------------
                WIRELESS TELECOMMUNICATION
                  SERVICES (0.1%)

   13,567       Manitoba Telecom Services                          $    468,825
                                                                   ------------

                Total Canada                                         39,605,830
                                                                   ------------

                CAYMAN ISLANDS (0.0%)

                COMPUTER STORAGE & PERIPHERALS (0.0%)

   18,900       Seagate Technology (1)                                  238,896
                                                                   ------------

                ISRAEL (0.1%)

                SYSTEMS SOFTWARE (0.1%)

   29,300       Check Point Software
                  Technologies (1)                                      662,795
                                                                   ------------

                SWEDEN (0.0%)

                AUTO PARTS & EQUIPMENT (0.0%)

    6,713       Autoliv                                                 286,981
                                                                   ------------

                SWITZERLAND (0.1%)

                HEALTH CARE SUPPLIES (0.1%)

    7,300       Alcon                                                   519,760
                                                                   ------------
                UNITED STATES (88.8%)

                ADVERTISING (0.2%)

   20,676       Omnicom Group                                         1,631,336
    7,500       Valassis
                  Communications (1)                                    257,850
                                                                   ------------
                                                                      1,889,186
                                                                   ------------

                AEROSPACE & DEFENSE (1.9%)

   14,000       Alliant Techsystems (1)                                 804,860
   38,807       Boeing                                                1,936,469
   18,435       General Dynamics                                      1,882,582
   48,039       Honeywell International                               1,617,954
   13,400       L-3 Communications
                  Holdings                                              883,462
   39,017       Lockheed Martin                                       2,149,447
   12,070       Northrop Grumman                                        624,622
   24,631       Raytheon                                                898,539
   20,800       Rockwell Collins                                        737,776
   10,200       United Defense
                  Industries (1)                                        409,428
   40,949       United Technologies                                   3,800,886
                                                                   ------------
                                                                     15,746,025
                                                                   ------------

                AGRICULTURAL PRODUCTS (0.1%)

   15,500       Corn Products
                  International                                         762,600
                                                                   ------------

                AIR FREIGHT & LOGISTICS (0.5%)

   15,429       FedEx                                                 1,405,890
   32,877       United Parcel Service                                 2,603,201
                                                                   ------------
                                                                      4,009,091
                                                                   ------------
                ALUMINUM (0.3%)

   77,986       Alcoa                                                 2,534,545
                                                                   ------------

                APPAREL RETAIL (0.3%)

    6,450       AnnTaylor Stores (1)                                    144,867
   22,400       Ross Stores                                             588,448
   13,300       Talbots                                                 350,987
   54,200       TJX                                                   1,299,716
                                                                   ------------
                                                                      2,384,018
                                                                   ------------

                APPAREL, ACCESSORIES
                  & LUXURY GOODS (0.2%)

   20,900       Jones Apparel Group                                     737,770
   18,277       Liz Claiborne                                           747,164
                                                                   ------------
                                                                      1,484,934
                                                                   ------------

                APPLICATION SOFTWARE (0.4%)

   11,300       Epicor Software (1)                                     173,681
   19,700       InterVoice (1)                                          243,886
   19,300       Intuit (1)                                              875,448
    5,800       Kronos (1)                                              284,490
    5,800       MicroStrategy (1)                                       347,884
   12,800       RSA Security (1)                                        261,888
   13,400       Sonic Solutions (1)                                     265,990

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                                VALUE
---------                                                          ------------
   4,700        SS&C Technologies                                  $    111,108
  38,700        Synopsys (1)                                            628,488
                                                                   ------------
                                                                      3,192,863
                                                                   ------------

                ASSET MANAGEMENT
                  & CUSTODY BANKS (1.6%)

     532        Affiliated Managers
                  Group (1)                                              29,707
  74,544        Bank of New York                                      2,419,698
   3,811        Blackrock                                               280,109
  19,574        Federated Investors                                     567,450
   7,000        Investors Financial Services                            269,430
  58,512        Mellon Financial                                      1,690,997
  89,279        Morgan Stanley                                        4,561,264
  28,000        Northern Trust                                        1,191,120
  11,600        SEI Investments                                         417,484
  47,906        State Street                                          2,158,165
                                                                   ------------
                                                                     13,585,424
                                                                   ------------

                AUTO PARTS & EQUIPMENT (0.2%)

   7,400        American Axle &
                   Manufacturing Holdings                               212,380
  22,436        Johnson Controls                                      1,286,705
   8,700        Lear                                                    469,104
   5,600        TRW Automotive
                   Holdings (1)                                         102,816
                                                                   ------------
                                                                      2,071,005
                                                                   ------------

                AUTOMOBILE MANUFACTURERS (0.5%)

 155,641        Ford Motor                                            2,028,002
  50,912        General Motors                                        1,962,658
                                                                   ------------
                                                                      3,990,660
                                                                   ------------

                BIOTECHNOLOGY (0.9%)

  65,423        Amgen (1)                                             3,716,026
  19,200        Biogen Idec (1)                                       1,116,672
   7,500        Cephalon (1)                                            357,525
   2,928        Charles River Laboratories
                   International (1)                                    137,001
  26,584        Genentech (1)                                         1,210,370
  38,000        Gilead Sciences (1)                                   1,315,940
                                                                   ------------
                                                                      7,853,534
                                                                   ------------
                BREWERS (0.5%)

  76,686        Anheuser Busch                                        3,830,466
   7,200        Coors (Adolph), Class B                                 480,240
                                                                   ------------
                                                                      4,310,706
                                                                   ------------

                BROADCASTING & CABLE TV (0.6%)

  50,507        Clear Channel
                  Communications                                      1,686,934
  22,577        Comcast (Non-Voting) (1)                                655,636
  36,471        Comcast, Class A (1)                                  1,075,895
   8,100        Hearst-Argyle Television                                211,086
 138,823        Liberty Media, Class A (1)                            1,238,301
                                                                   ------------
                                                                      4,867,852
                                                                   ------------

                BUILDING PRODUCTS (0.3%)

  27,900        American Standard (1)                                 1,020,303
  39,100        Masco                                                 1,339,566
  10,600        USG (1)                                                 237,334
                                                                   ------------
                                                                      2,597,203
                                                                   ------------

                CASINOS & GAMING (0.4%)

   7,200        Ameristar Casinos                                       250,020
  17,500        GTech Holdings                                          414,225
  16,500        Harrah's Entertainment                                  965,580
  11,610        International Game Technology                           383,594
  11,200        Mandalay Resort Group                                   770,560
   7,000        Penn National Gaming  (1)                               290,710
  14,400        Scientific Games, Class A                               304,992
                                                                   ------------
                                                                      3,379,681
                                                                   ------------

                COMMERCIAL PRINTING (0.0%)

   3,600        John H. Harland                                         116,028
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                                VALUE
---------                                                          ------------
                COMMUNICATIONS EQUIPMENT (2.4%)

   25,600       Aspect
                  Communications (1)                               $    243,584
   15,600       Avaya (1)                                               224,640
  438,415       Cisco Systems (1)                                     8,421,952
   56,964       Corning (1)                                             652,238
   14,300       Ditech
                  Communications (1)                                    328,042
   24,800       Foundry Networks (1)                                    300,824
    7,100       Inter-Tel                                               191,700
   13,200       Interdigital
                  Communications (1)                                    209,880
   52,400       JDS Uniphase (1)                                        166,108
   28,108       Juniper Networks (1)                                    747,954
  258,180       Lucent Technologies (1)                                 916,539
  134,796       Motorola                                              2,326,579
    6,300       Plantronics (1)                                         274,050
  119,950       Qualcomm                                              5,015,109
   19,300       Scientific - Atlanta.                                   528,627
   15,300       Utstarcom (1)                                           261,936
                                                                   ------------
                                                                     20,809,762
                                                                   ------------

                COMPUTER & ELECTRONICS RETAIL (0.3%)

   31,330       Best Buy                                              1,855,362
   28,620       Radioshack                                              856,597
                                                                   ------------
                                                                      2,711,959
                                                                   ------------

                COMPUTER HARDWARE (2.7%)

   19,245       Apple Computer (1)                                    1,010,940
  181,738       Dell (1)                                              6,371,734
  226,042       Hewlett Packard                                       4,217,944
  122,416       IBM                                                  10,986,836
   82,060       Sun Microsystems (1)                                    371,732
                                                                   ------------
                                                                     22,959,186
                                                                   ------------

                COMPUTER STORAGE
                  & PERIPHERALS (0.6%)

    5,100       Avid Technology (1)                                     270,198
  141,309       EMC (1)                                               1,818,647
    9,400       Hutchinson Technology (1)                               315,934
   13,100       Lexmark International (1)                             1,088,741
   79,200       Maxtor (1)                                              234,432
   14,900       QLogic (1)                                              484,250
    9,800       Sandisk (1)                                             204,526
   33,100       Western Digital (1)                                     275,723
                                                                   ------------
                                                                      4,692,451
                                                                   ------------

                CONSTRUCTION &
                   ENGINEERING (0.1%)

   10,500       Jacobs Engineering
                   Group (1)                                            427,665
                                                                   ------------

                CONSTRUCTION & FARM MACHINERY
                  & HEAVY TRUCKS (0.5%)

   17,000       AGCO (1)                                                330,140
   29,912       Caterpillar                                           2,409,113
   32,236       John Deere                                            1,927,068
                                                                   ------------
                                                                      4,666,321
                                                                   ------------

                CONSTRUCTION MATERIALS (0.0%)

    5,100       Texas Industries                                        259,743
      341       Vulcan Materials                                         16,975
                                                                   ------------
                                                                        276,718
                                                                   ------------

                CONSUMER FINANCE (1.2%)

   75,301       American Express                                      3,996,224
   26,500       Americredit (1)                                         514,100
   21,900       Capital One Financial                                 1,615,344
    9,200       CompuCredit                                             175,076
  114,659       MBNA                                                  2,938,710
    7,100       Nelnet (1)                                              137,811
   15,200       SLM                                                     687,952
    2,200       WFS Financial (1)                                        96,932
                                                                   ------------
                                                                     10,162,149
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                           VALUE
-------                                      -------------

          DATA PROCESSING &
             OUTSOURCED SERVICES (1.1%)
 16,148   Affiliated Computer
          Services (1)                       $     880,873
 28,638   Automatic Data Processing              1,242,603
 15,000   Certegy                                  530,250
 25,432   Computer Sciences (1)                  1,263,207
 27,200   Convergys (1)                            353,872
 17,200   DST Systems (1)                          771,420
  7,900   Euronet Worldwide (1)                    181,068
 71,384   First Data                             2,946,732
 22,899   FISERV (1)                               813,830
 29,381   SunGard Data Systems (1)                 778,303
                                             -------------
                                                 9,762,158
                                             -------------
          DEPARTMENT STORES (0.5%)
 27,800   Federated Department Stores            1,402,510
 31,700   Kohl's (1)                             1,609,092
 33,277   May Department Stores                    867,199
  5,100   Neiman Marcus Group                      310,233
  4,571   Sears Roebuck                            159,985
                                             -------------
                                                 4,349,019
                                             -------------
          DISTRIBUTORS (0.0%)
 19,200   Adesa (1)                                386,880
                                             -------------
          DIVERSIFIED BANKS (3.3%)
239,415   Bank of America                       10,723,398
 26,500   Comerica                               1,630,015
155,518   U.S. Bancorp                           4,449,370
112,140   Wachovia                               5,518,409
 99,093   Wells Fargo                            5,917,834
                                             -------------
                                                28,239,026
                                             -------------
          DIVERSIFIED CHEMICALS(0.9%)
 75,203   Dow Chemical                           3,379,623
 91,217   DuPont (E.I.) de Nemours               3,910,473
                                             -------------
                                                 7,290,096
                                             -------------
          DIVERSIFIED COMMERCIAL
          SERVICES (0.8%)
 34,600   Aramark                                  780,230
 19,600   Career Education (1)                     614,852
100,402   Cendant                                2,067,277
 37,400   Corinthian Colleges (1)                  537,064
 12,700   Deluxe                                   483,743
  8,432   Dun & Bradstreet                         476,914
 21,289   Equifax                                  556,707
 24,300   H&R Block                              1,155,465
  3,200   Prepaid Legal Services (1)                89,248
  3,200   Rollins                                   84,320
                                             -------------
                                                 6,845,820
                                             -------------
          DIVERSIFIED METALS & MINING (0.0%)
  2,800   Alliance Resource Partners L.P.          162,120
                                             -------------
          DRUG RETAIL (0.2%)
  9,217   CVS                                      400,571
 38,136   Walgreen                               1,368,701
                                             -------------
                                                 1,769,272
                                             -------------
          ELECTRIC UTILITIES (2.2%)
  6,400   Allete                                   217,472
 37,643   Alliant Energy                           993,022
 18,300   Black Hills                              539,118
 51,300   CenterPoint Energy                       539,163
  7,900   Cleco                                    143,938
 24,002   DTE Energy                             1,025,126
 37,100   Duquesne Light Holdings                  636,636
 45,005   Edison International                   1,372,653
  4,947   Entergy                                  323,336
 65,000   Excel Energy                           1,111,500
 19,702   Exelon                                   780,593
 23,700   FPL Group                              1,632,930
 38,371   Great Plains Energy                    1,093,190

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                          VALUE
-------                                      -------------
 20,100   Idacorp                            $     622,698
 63,480   Northeast Utilities                    1,227,068
 22,283   NSTAR                                  1,102,340
 21,732   OGE Energy                               551,341
 16,000   PG&E (1)                                 512,640
 30,592   Pinnacle West Capital                  1,303,831
 34,700   Progress Energy                        1,433,110
 30,097   Southern                                 950,764
 20,900   Unisource Energy                         513,931
                                             -------------
                                                18,626,400
                                             -------------
          ELECTRICAL COMPONENTS
            & EQUIPMENT (0.2%)
 29,568   American Power Conversion                570,071
  8,200   Ametek                                   269,944
 11,815   Emerson Electric                         756,751
                                             -------------
                                                 1,596,766
                                             -------------
          ELECTRONIC EQUIPMENT
            MANUFACTURERS (0.2%)
 14,890   Agilent Technologies (1)                 373,143
  8,400   Amphenol (1)                             288,372
  9,700   BEI Technologies                         289,933
  4,000   Flir Systems (1)                         212,840
 37,600   Lexar Media (1)                          254,176
                                             -------------
                                                 1,418,464
                                             -------------
          ELECTRONIC MANUFACTURING
            SERVICES (0.0%)
  6,700   Taser International (1)                  274,030
                                             -------------
          ENVIRONMENTAL SERVICES (0.2%)
 60,893   Waste Management                       1,734,233
                                             -------------
          FOOD RETAIL (0.1%)
  4,100   Ruddick                                   82,533
 10,600   Whole Foods Market                       863,158
                                             -------------
                                                   945,691
                                             -------------
          FOOTWEAR (0.1%)
  4,500   Brown Shoe                               122,850
  3,641   Nike                                     296,050
  5,700   Timberland (1)                           349,980
                                             -------------
                                                   768,880
                                             -------------
          FOREST PRODUCTS (0.3%)
 28,200   Louisiana Pacific                        691,182
 24,643   Weyerhaeuser                           1,543,638
                                             -------------
                                                 2,234,820
                                             -------------
          GAS UTILITIES (0.4%)
 10,954   Atmos Energy                             282,723
  5,963   Enterprise Products Partners L.P.        137,507
 27,800   KeySpan                                1,110,610
 15,962   Nicor                                    598,894
 50,000   Nisource Finance                       1,072,500
  3,600   WGL Holdings                             102,420
                                             -------------
                                                 3,304,654
                                             -------------
          GENERAL MERCHANDISE STORES (0.6%)
 39,200   Dollar General                           754,600
 26,700   Family Dollar Stores                     788,985
 71,893   Target                                 3,596,088
                                             -------------
                                                 5,139,673
                                             -------------
          GOLD (0.1%)
 17,600   Newmont Mining                           836,352
                                             -------------
          HEALTH CARE SERVICES (0.7%)
 15,500   Apria Healthcare Group (1)               424,080
  6,900   Caremark Rx (1)                          206,793
 11,100   Covance (1)                              440,892
 18,000   DaVita (1)                               533,160
 48,000   IMS Health                             1,016,640
 32,500   Lincare Holdings (1)                   1,194,700

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                          VALUE
-------                                      -------------
  7,900   Pediatrix Medical Group (1)        $     444,375
 11,000   Quest Diagnostic                         962,940
 10,350   Renal Care Group (1)                     326,646
                                             -------------
                                                 5,550,226
                                             -------------
          HEALTH CARE DISTRIBUTORS (0.3%)
 15,900   Cardinal Health                          743,325
 51,100   McKesson                               1,362,326
 25,300   Omnicare                                 698,027
                                             -------------
                                                 2,803,678
                                             -------------
          HEALTH CARE EQUIPMENT (1.4%)
 26,300   Baxter International                     808,988
 14,100   Beckman Coulter                          838,950
 26,800   Becton Dickinson                       1,407,000
  4,900   Bio Rad Laboratories (1)                 254,898
 32,000   Biomet                                 1,493,760
 20,791   Boston Scientific (1)                    733,922
  6,700   Fisher Scientific
          International (1)                        384,312
  8,551   Guidant                                  569,668
 64,774   Medtronic                              3,310,599
  9,400   Mentor                                   327,120
  6,700   Respironics (1)                          342,303
 20,300   Steris (1)                               420,819
 19,062   Waters (1)                               787,070
                                             -------------
                                                11,679,409
                                             -------------
          HEALTH CARE FACILITIES (0.5%)
 52,800   HCA                                    1,939,344
 14,500   Select Medical                           249,255
 10,800   Universal Health Services                448,848
 15,100   Wellpoint Health Networks (1)          1,474,666
                                             -------------
                                                 4,112,113
                                             -------------
          HEALTH CARE SUPPLIES (0.1%)
  9,900   Bausch & Lomb                            603,504
                                             -------------
          HOME ENTERTAINMENT SOFTWARE (0.2%)
 17,600   Activision (1)                           254,848
 29,395   Electronic Art (1)                     1,320,423
                                             -------------
                                                 1,575,271
                                             -------------
          HOME FURNISHINGS (0.0%)
 16,700   Furniture Brands International           364,227
                                             -------------
          HOME IMPROVEMENT RETAIL (1.1%)
 32,726   Lowes                                  1,841,819
173,581   The Home Depot                         7,130,708
                                             -------------
                                                 8,972,527
                                             -------------
          HOMEBUILDING (0.4%)
  5,000   Beazer Homes USA                         548,900
 20,700   Centex                                 1,075,158
 21,500   Lennar                                   967,070
  6,500   Ryland Group                             620,035
                                             -------------
                                                 3,211,163
                                             -------------
          HOTELS, RESORTS & CRUISE
          LINES (0.1%)
 22,536   Carnival                               1,139,420
                                             -------------
          HOUSEHOLD APPLIANCES (0.2%)
  4,600   Helen of Troy (1)                        122,130
 29,619   Maytag                                   515,371
 16,600   Whirlpool                                975,250
                                             -------------
                                                 1,612,751
                                             -------------
          HOUSEHOLD PRODUCTS (1.9%)
 22,741   Church & Dwight                          619,010
 24,200   Clorox                                 1,321,320
 22,751   Colgate Palmolive                      1,015,150
 53,716   Kimberly Clark                         3,205,234
191,164   Proctor & Gamble                       9,783,773
                                             -------------
                                                15,944,487
                                             -------------
          HOUSEWARES & SPECIALTIES (0.2%)
  3,900     Jarden (1)                             136,968

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                          VALUE
-------                                      -------------
 61,100   Newell Rubbermaid                  $   1,317,316
 10,100   Yankee Candle (1)                        279,770
                                             -------------
                                                 1,734,054
                                             -------------
          HYPERMARKETS & SUPER CENTERS (1.3%)
 21,091   BJ'S Wholesale Club (1)                  612,272
191,980   Wal-Mart Stores                       10,351,561
                                             -------------
                                                10,963,833
                                             -------------
          INDUSTRIAL CONGLOMERATES (3.5%)
 47,792   3M                                     3,707,226
  4,200   Carlisle                                 244,146
754,803   General Electric                      25,753,878
  5,900   Teleflex                                 258,361
                                             -------------
                                                29,963,611
                                             -------------
          INDUSTRIAL GASES (0.2%)
 31,400   Praxair                                1,325,080
                                             -------------
          INDUSTRIAL MACHINERY (0.5%)
  3,100   Briggs & Stratton                        222,611
  5,946   Danaher                                  327,803
 15,423   Eaton                                    986,301
  8,000   IDEX                                     295,200
 10,337   Illinois Tool Works                      953,898
 12,200   ITT Industries                           989,908
 18,200   SPX                                      697,970
                                             -------------
                                                 4,473,691
                                             -------------
          INSURANCE BROKERS (0.2%)
 52,235   Marsh & McClennan                      1,444,820
                                             -------------
          INTEGRATED OIL & GAS (4.5%)
 19,300   Amerada Hess                           1,557,703
123,242   ChevronTexaco                          6,539,221
 56,494   ConocoPhillips                         4,763,009
469,673   Exxon Mobil                           23,117,305
  6,000   Ferrellgas Partners L.P.                 126,480
 52,890   Marathon Oil                           2,015,638
                                             -------------
                                                38,119,356
                                             -------------
          INTEGRATED TELECOMMUNICATION
             SERVICES (2.5%)
 26,330   Alltel                                 1,446,307
139,510   BellSouth                              3,720,732
 20,256   CenturyTel                               650,015
 43,600   Citizens Communications (1)              584,240
  9,100   Commonwealth Telephone
            Enterprises (1)                        415,233
195,522   SBC Communications                     4,938,886
 77,021   Sprint - FON Group                     1,613,590
202,074   Verizon Communications                 7,901,093
                                             -------------
                                                21,270,096
                                             -------------
          INTERNET RETAIL (0.4%)
 15,900   Amazon.Com (1)                           542,667
 30,513   eBay (1)                               2,978,374
                                             -------------
                                                 3,521,041
                                             -------------
          INTERNET SOFTWARE & SERVICES (0.5%)
  7,200   ASK Jeeves (1)                           185,616
 14,700   Digatas (1)                              132,300
  8,400   Digital River (1)                        279,720
 14,100   FindWhat.com (1)                         282,705
 25,900   United Online (1)                        243,201
 12,300   WebEx Communications (1)                 270,600
  7,300   Websense (1)                             296,161
 60,420   Yahoo! (1)                             2,186,600
                                             -------------
                                                 3,876,903
                                             -------------
          INVESTMENT BANKING & BROKERAGE (1.1%)
 51,400   Ameritrade Holding (1)                   669,228
 13,033   Bear Stearns                           1,234,877
 43,401   Charles Schwab                           397,119
 19,100   E*Trade Financial (1)                    246,390

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                          VALUE
-------                                      -------------
 21,795   Goldman Sachs Group                $   2,144,192
 25,943   Lehman Brothers Holdings               2,131,217
 39,352   Merrill Lynch                          2,122,647
                                             -------------
                                                 8,945,670
                                             -------------
          IT CONSULTING & OTHER
             SERVICES (0.0%)
  9,200   Cognizant Technology
             Solutions (1)                         312,800
                                             -------------
          LEISURE FACILITIES (0.0%)
    556   Cedar Fair L.P                            16,202
                                             -------------
          LEISURE PRODUCTS (0.0%)
  5,200   RC2 (1)                                  144,872
                                             -------------
          LIFE & HEALTH INSURANCE (0.8%)
 10,200   Amerus Group                             426,156
 18,200   Conseco (1)                              305,032
 23,000   Jefferson Pilot                        1,110,670
  5,293   Landamerica Financial Group              259,093
 22,000   Lincoln National                         963,600
 76,198   Metlife                                2,922,193
 16,700   Nationwide Financial Services            577,820
                                             -------------
                                                 6,564,564
                                             -------------
          MANAGED HEALTH CARE (1.0%)
 14,100   Aetna                                  1,339,500
 13,900   Anthem Insurance (1)                   1,117,560
 17,013   Cigna                                  1,079,645
  8,200   Coventry Health Care (1)                 335,380
 18,200   First Health Group (1)                   289,744
 54,012   Unitedhealth Group                     3,910,469
                                             -------------
                                                 8,072,298
                                             -------------
          METAL & GLASS CONTAINERS (0.1%)
 25,600   Ball                                   1,020,160
  2,700   Silgan Holdings                          128,128
                                             -------------
                                                 1,148,288
                                             -------------
          MOTORCYCLE MANUFACTURERS (0.2%)
 27,611   Harley Davidson                        1,589,565
                                             -------------
          MOVIES & ENTERTAINMENT (1.4%)
  4,800   Carmike Cinemas                          171,840
317,666   Time Warner (1)                        5,285,963
 94,176   Viacom                                 3,436,482
122,732   Walt Disney                            3,095,301
                                             -------------
                                                11,989,586
                                             -------------
          MULTI-LINE INSURANCE (1.7%)
  5,100   American Financial Group                 150,960
197,484   American International Group          11,989,254
  8,600   HCC Insurance Holdings                   255,420
 30,200   The Hartford Financial
             Services Group                      1,766,096
 11,592   Unitrin                                  500,542
                                             -------------
                                                14,662,272
                                             -------------
          MULTI-UTILITIES & UNREGULATED
            POWER (0.8%)
  4,800   Avista                                    85,344
 95,524   Duke Energy                            2,343,204
 50,500   Energy East                            1,272,600
    657   MDU Resources Group                       16,852
 22,710   National Fuel & Natural Gas              636,334
 42,921   Public Service Enterprise Group        1,828,005
 30,900   Sempra Energy                          1,036,386
                                             -------------
                                                 7,218,725
                                             -------------
          OFFICE ELECTRONICS (0.2%)
 88,952   Xerox (1)                              1,313,821
                                             -------------
          OFFICE SERVICES & SUPPLIES (0.1%)
 27,656   Pitney Bowes                           1,209,950
                                             -------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

SHARES                                          VALUE
-------                                      -------------
          OIL & GAS DRILLING (0.4%)
 25,004   GlobalSantaFe                      $     737,618
 13,600   Helmerich & Payne                        388,280
 21,619   Noble (1)                                987,556
 18,174   Schlumberger                           1,143,871
                                             -------------
                                                 3,257,325
                                             -------------
          OIL & GAS EQUIPMENT
           & SERVICES (0.3%)
 14,000   FMC Technologies (1)                     423,220
 40,800   Halliburton                            1,511,232
 12,100   Maverick Tube (1)                        319,077
                                             -------------
                                                 2,253,529
                                             -------------
          OIL & GAS EXPLORATION
           & PRODUCTION (1.2%)
 27,073   Anadarko Petroleum                     1,826,074
  8,200   Apache                                   415,740
 25,330   Devon Energy                           1,873,660
 17,600   Forest Oil                               536,800
 24,932   Kerr-McGee                             1,476,473
 30,100   Pioneer Natural Resources                975,240
 17,100   Pogo Producing                           784,035
 16,300   Stone Energy (1)                         671,071
 46,896   Unocal                                 1,957,908
                                             -------------
                                                10,517,001
                                             -------------
          OIL & GAS REFINING & MARKETING
           & TRANSPORTATION (0.3%)
  8,500   General Maritime (1)                     323,000
  7,300   Overseas Shipholding Group               415,735
 21,600   Sunoco                                 1,606,176
 14,800   Western Gas Resources                    433,492
                                             -------------
                                                 2,778,403
                                             -------------
          OTHER DIVERSIFIED FINANCIAL
           SERVICES (3.1%)
368,939   Citigroup                             16,369,824
264,912   JPMorgan Chase                        10,225,603
                                             -------------
                                                26,595,427
                                             -------------
          PACKAGED FOODS & MEATS (1.3%)
 44,900   Dean Foods (1)                         1,340,265
 43,415   H.J. Heinz                             1,578,135
 30,128   Hershey Foods                          1,527,188
 36,700   Kellogg                                1,578,100
 31,400   McCormick                              1,112,502
  7,300   Sanderson Farms                          237,177
 76,086   Sara Lee                               1,771,282
 65,553   Tyson Foods                              950,519
 14,670   Wrigley (WM) Jr.                         959,418
                                             -------------
                                                11,054,586
                                             -------------
          PAPER PACKAGING (0.1%)
 16,800   Bemis                                    444,696
 11,600   Temple-Inland                            685,792
                                             -------------
                                                 1,130,488
                                             -------------
          PAPER PRODUCTS (0.2%)
 30,500   Georgia Pacific                        1,054,995
  3,607   International Paper                      138,906
  8,200   Schweitzer-Mauduit
             International                         258,792
                                             -------------
                                                 1,452,693
                                             -------------
          PERSONAL PRODUCTS (0.8%)
  9,983   Alberto-Culver                           447,837
 44,600   Avon Products                          1,763,930
 91,472   Gillette                               3,794,259
 13,400   NBTY (1)                                 369,036
                                             -------------
                                                 6,375,062
                                             -------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                  VALUE
 ------                                                  -----
           PHARMACEUTICALS (5.9%)
 72,220    Abbott Laboratories                       $   3,078,738
164,028    Bristol-Myers Squibb                          3,843,176
 90,912    Eli Lilly                                     4,991,978
227,282    Johnson & Johnson                            13,268,723
  5,800    Kos Pharmaceuticals (1)                         207,060
176,013    Merck                                         5,510,967
558,102    Pfizer                                       16,157,053
 35,818    Schering Plough                                 648,664
 70,458    Wyeth                                         2,793,660
                                                     -------------
                                                        50,500,019
                                                     -------------
           PROPERTY & CASUALTY INSURANCE (1.9%)
 68,031    Allstate                                      3,271,611
 19,110    Berkley (WR)                                    816,761
     31    Berkshire Hathaway (1)                        2,611,750
 28,200    Chubb                                         2,034,066
 35,490    Cincinnati Financial                          1,481,707
 29,168    Fidelity National Financial                   1,100,800
 27,061    First American                                  844,033
 23,458    MBIA                                          1,357,280
  4,100    Mercury General                                 210,863
 23,800    Safeco                                        1,100,512
 10,700    Selective Insurance Group                       418,156
  5,700    Stewart Information Services                    241,794
  8,500    Zenith National Insurance                       349,095
                                                     -------------
                                                        15,838,428
                                                     -------------
           PUBLISHING (0.5%)
 22,212    Gannett                                       1,842,485
  4,600    Getty Images (1)                                271,998
  1,705    Lee Enterprises                                  78,976
 17,451    McGraw-Hill                                   1,505,149
  4,700    Meredith                                        230,300
 10,178    Tribune                                         439,689
                                                     -------------
                                                         4,368,597
                                                     -------------
           RAILROADS (0.3%)
 36,300    Union Pacific                                 2,285,811
                                                     -------------
           REAL ESTATE INVESTMENT TRUSTS (0.8%)
 51,100    Annaly Mortgag Management                       918,778
 52,500    Anworth Mortgage Asset                          537,075
 13,900    Boston Properties                               830,108
 17,700    Brandywine Realty Trust                         520,734
  7,600    CarrAmerica Realty                              244,948
 47,747    Equity Office Properties Trust                1,342,646
 20,000    Friedman Billings Ramsey Group                  342,800
 26,400    IMPAC Mortgage Holdings                         596,904
 12,400    Liberty Property Trust                          502,820
 27,600    MFA Mortgage Investments                        232,944
  9,100    New Century Financial                           501,865
 17,800    Thornburg Mortgage                              508,546
                                                     -------------
                                                         7,080,168
                                                     -------------
           REGIONAL BANKS (2.0%)
 60,200    AmSouth Bancorp                               1,588,678
 10,359    BB&T Financial                                  425,858
 16,300    City National                                 1,123,070
  1,302    Community First Bankshares                       41,950
 23,100    Compass Bancshares                            1,103,487
 59,147    Fifth Third Bancorp                           2,909,441
  4,800    First Financial Bancorp                          83,712
 31,900    First Horizon National                        1,380,632
 51,400    Huntington Bancshares                         1,231,030
 69,537    National City                                 2,709,857
  4,400    Oriental Financial Group                        124,652
  8,992    PNC Financial Services Group                    470,282
 14,200    South Financial Group                           426,284
 29,871    SunTrust Banks                                2,102,321

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                    VALUE
 ------                                                    -----
 12,900   Westcorp                                      $    514,968
 13,900   Zions Bancorp                                      919,763
                                                        ------------
                                                          17,155,985
                                                        ------------
          REINSURANCE (0.0%)
  2,800   Reinsurance Group of America                       120,624
                                                        ------------
          RESTAURANTS (1.0%)
  6,700   Applebees International                            153,229
 20,300   Brinker International (1)                          655,690
 21,000   CBRL Group                                         761,460
 41,100   Darden Restaurants                               1,006,950
  6,100   Landry's Restaurants                               165,188
111,650   McDonald's                                       3,254,597
  5,869   Outback Steakhouse                                 232,354
 12,700   Starbucks (1)                                      671,576
 19,564   Wendy's International                              652,851
 26,062   Yum! Brands                                      1,133,697
                                                        ------------
                                                           8,687,592
                                                        ------------
          SEMICONDUCTOR EQUIPMENT (0.3%)
 49,200   Amkor Technology (1)                               245,016
 91,805   Applied Material (1)                             1,478,060
  7,600   Cabot Microelectronics (1)                         273,828
 25,400   MEMC Electronic Materials (1)                      238,760
                                                        ------------
                                                           2,235,664
                                                        ------------
          SEMICONDUCTORS (2.5%)
 52,100   Altera (1)                                       1,184,233
 33,387   Analog Devices                                   1,344,161
 12,000   DSP Group (1)                                      237,960
 11,300   Integrated Circuit Systems (1)                     254,815
473,037   Intel                                           10,529,803
 35,426   Linear Technology                                1,341,937
 35,735   Maxim Integrated Products                        1,571,983
 25,800   Microchip Technology                               780,450
 45,300   National Semiconductor (1)                         756,510
 20,600   Omnivision Technologies (1)                        327,540
  9,300   Silicon Laboratories (1)                           278,721
 98,760   Texas Instruments                                2,414,682
 15,400   Xilinx                                             471,240
                                                        ------------
                                                          21,494,035
                                                        ------------
          SOFT DRINKS (1.6%)
146,039   Coca-Cola                                        5,937,946
 60,800   Coca-Cola Enterprises                            1,271,328
 29,800   Pepsi Bottling Group                               835,592
 35,800   Pepsiamericas                                      724,950
 89,444   Pepsico                                          4,434,633
                                                        ------------
                                                          13,204,449
                                                        ------------
          SPECIALIZED FINANCE (0.2%)
 35,300   CIT Group                                        1,426,120
 12,100   eSpeed, Class A (1)                                119,185
  7,900   GATX                                               215,512
                                                        ------------
                                                           1,760,817
                                                        ------------
          SPECIALTY CHEMICALS (0.3%)
 29,543   Ecolab                                           1,000,031
 25,400   Rohm and Hass                                    1,076,706
 19,800   RPM International                                  349,074
  9,300   Sigma Aldrich                                      517,452
                                                        ------------
                                                           2,943,263
                                                        ------------
          SPECIALTY STORES (0.7%)
 13,600   Advance Auto Parts (1)                             532,032
  9,300   Autozone (1)                                       760,833
  9,800   Barnes & Noble (1)                                 326,046
 16,700   Borders Group                                      380,593
 12,700   Hollywood Entertainment (1)                        123,444
  3,100   Jo-Ann Stores (1)                                   76,446
 13,781   Linens 'N Things (1)                               331,846

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

 SHARES                                                     VALUE
 ------                                                 -------------
 40,000    Office Depot (1)                             $     647,600
  6,200    Regis                                              265,360
 11,500    Rent-A-Center (1)                                  275,885
 55,800    Staples                                          1,659,492
  7,500    United Auto Group                                  202,500
 14,800    Weight Watchers International (1)                  531,616
  9,000    Zale (1)                                           256,680
                                                        -------------
                                                            6,370,373
                                                        -------------
           SYSTEMS SOFTWARE (3.6%)
 27,500    Adobe Systems                                    1,540,825
 17,100    Computer Associates International                  473,841
760,574    Microsoft                                       21,288,466
390,595    Oracle (1)                                       4,944,933
 17,900    Symantec (1)                                     1,019,226
  6,600    Transaction Systems Architects                     108,207
 46,100    Veritas Software (1)                             1,008,668
                                                        -------------
                                                           30,384,166
                                                        -------------
           THRIFTS & MORTGAGE FINANCE (2.1%)
 56,394    Countrywide Financial                            1,800,660
 13,200    Doral Financial                                    554,136
 82,292    Fannie Mae                                       5,772,784
 56,460    Freddie Mac                                      3,760,236
 13,200    Freemont General                                   283,800
 13,400    Independence Community Bank                        504,242
 11,800    IndyMac Bancorp                                    380,668
 25,627    Netbank                                            237,819
 15,900    Radian Group                                       762,087
 24,400    The PMI Group                                      947,208
 73,289    Washington Mutual                                2,837,017
                                                        -------------
                                                           17,840,657
                                                        -------------
           TOBACCO (0.9%)
158,399    Altria Group                                     7,676,016
  3,100    Universal                                          141,918
                                                        -------------
                                                            7,817,934
                                                        -------------
           TRADING COMPANIES & DISTRIBUTORS (0.0%)
 11,700    Watsco                                             332,982
                                                        -------------
           TRUCKING (0.1%)
  4,800    Overnite                                           155,328
 20,436    Swift Transportation (1)                           386,240
 12,900    Werner Enterprises                                 273,480
                                                        -------------
                                                              815,048
                                                        -------------
           WIRELESS TELECOMMUNICATION SERVICES (0.4%)
 96,699    Nextel Communications (1)                        2,561,556
  8,780    Telephone & Data Systems                           657,622
  7,300    US Cellular (1)                                    304,045
                                                        -------------
                                                            3,523,223
                                                        -------------
           Total United States                            754,790,143
                                                        -------------
           TOTAL COMMON STOCKS
            (Cost $757,643,693)                           804,902,754
                                                        -------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                           VALUE
     ------                                                           -----
               SHORT-TERM INVESTMENTS (5.0%)

               TIME DEPOSIT (2.4%)
$  20,266,750  J.P. Morgan Chase
                 Time Deposit
                 1.44%, due 10/01/04                              $   20,266,750

               U.S. TREASURY BILL (2.6%)
   22,655,000  U.S. Treasury Bill
                 1.47%, 12/09/04                                      22,618,947
                                                                  --------------
               TOTAL SHORT-TERM
                 INVESTMENTS
                 (Cost $42,884,086)                                   42,885,697
                                                                  --------------
               TOTAL INVESTMENTS
                 (Cost $800,527,779)
                 (99.7%)                                             847,788,451

               Other Assets
                 Less Liabilities (0.3%)                               2,521,605
                                                                  --------------
               TOTAL NET ASSETS
                 (100.0%)                                         $  850,310,056
                                                                  ==============

-------------------
(1)--Non-income producing security.

FUTURES CONTRACTS:

      The Portfolio had the following futures contract(s) open at period end

                                                              NET
                   NUMBER                                 UNREALIZED
                     OF           VALUE    EXPIRATION    APPRECIATION
                  CONTRACTS       (000)       DATE          (000)
                  ---------       -----    ----------    ------------
LONG:
    S&P 500
       Index        131          $37,017    Dec-04           $122

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value - Note 2................................................    $ 847,788,451
Foreign currency, at value..................................................................           22,434
Initial margin for futures contracts........................................................        2,096,000
Dividends receivable........................................................................          959,896
Cash........................................................................................          538,090
Interest receivable.........................................................................           22,607
Other assets................................................................................           14,273
                                                                                                -------------
         TOTAL ASSETS.......................................................................      851,441,751
                                                                                                -------------

LIABILITIES:
Payable for securities purchased............................................................          755,958
Investment advisory fees....................................................................          178,981
Administration fee payable..................................................................           29,901
Custody fee payable.........................................................................           26,392
Sub-administration and accounting fees payable..............................................           18,134
Accrued expenses and other liabilities......................................................          122,329
                                                                                                -------------
         TOTAL LIABILITIES..................................................................        1,131,695
                                                                                                -------------
         NET ASSETS.........................................................................    $ 850,310,056
                                                                                                =============

NET ASSETS CONSIST OF:
Capital paid-in.............................................................................    $ 754,385,929
Undistributed net investment income.........................................................        9,696,057
Accumulated net realized gain on investments, futures and foreign currency transactions.....       38,844,356
Net unrealized appreciation on investments, futures and foreign currency translations.......       47,383,714
                                                                                                -------------
         NET ASSETS.........................................................................    $ 850,310,056
                                                                                                =============
Net asset value, offering and redemption price per share....................................    $       11.27
Total shares outstanding at end of period...................................................       75,444,072
Cost of securities..........................................................................    $ 800,527,779
Cost of foreign currency....................................................................           22,434

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
Dividend income (net of $54,595 of non-recoverable withholding taxes)........    $ 7,304,458
Interest income..............................................................        346,071
                                                                                 -----------
         TOTAL INCOME........................................................      7,650,529
                                                                                 -----------

EXPENSES:
Investment advisory fees - Note 3............................................      1,092,331
Legal fees...................................................................         65,851
Sub-administration and accounting fees - Note 3..............................         64,685
Insurance....................................................................         61,084
Custodian fees...............................................................         39,926
Transfer agent fees..........................................................         23,706
Trustees fees - Note 4.......................................................         20,183
Audit fees...................................................................         19,677
Registration fees............................................................         15,929
Printing expense.............................................................         11,315
Other........................................................................          8,650
                                                                                 -----------
         TOTAL EXPENSES......................................................      1,423,337
                                                                                 -----------
         NET INVESTMENT INCOME...............................................      6,227,192
                                                                                 -----------

NET REALIZED GAIN ON:
Investments sold.............................................................     14,049,214
Futures contracts............................................................        555,182
Foreign currency transactions................................................          6,597
                                                                                 -----------
         Net realized gain...................................................     14,610,993
                                                                                 -----------

CHANGE IN NET UNREALIZED APPRECIATION OR DEPRECIATION ON:
Investments and foreign currency.............................................      7,332,609
Futures contracts............................................................        389,072
Translation of other assets and liabilities denominated in foreign currency..          1,042
                                                                                 -----------
         Change in net unrealized appreciation or depreciation...............      7,722,723
                                                                                 -----------
         REALIZED AND UNREALIZED GAIN........................................     22,333,716
                                                                                 -----------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................    $28,560,908
                                                                                 ===========

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 FOR THE SIX
                                                                                                 MONTHS ENDED          FOR THE
                                                                                               OCTOBER 31, 2004      PERIOD ENDED
                                                                                                 (UNAUDITED)       APRIL 30, 2004*
                                                                                               ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income.....................................................................      $   6,227,192       $   6,886,316
Net realized gain.........................................................................         14,610,993          28,722,933
Change in net unrealized appreciation.....................................................          7,722,723          39,660,991
                                                                                                -------------       -------------
         Net increase in net assets from operations.......................................         28,560,908          75,270,240
                                                                                                -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income..................................................                 --          (3,318,066)
Distributions from net realized gains.....................................................                 --          (2,416,556)
                                                                                                -------------       -------------
         Total distributions..............................................................                 --          (5,734,622)
                                                                                                -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.................................................................         33,028,612         912,481,565
Reinvestment of distributions.............................................................                 --           2,388,426
Cost of shares redeemed...................................................................        (52,104,477)        (49,332,846)
Cost of shares redeemed in-kind...........................................................        (50,104,077)        (44,243,673)
                                                                                                -------------       -------------
         Net increase (decrease) in net assets resulting from capital share transactions..        (69,179,942)        821,293,472
                                                                                                -------------       -------------
         Total Increase (Decrease) in Net Assets..........................................        (40,619,034)        890,829,090
         Net Assets, Beginning of Period..................................................        890,929,090             100,000
                                                                                                -------------       -------------
         Net Assets, End of Period........................................................      $ 850,310,056       $ 890,929,090
                                                                                                =============       =============
         Net assets include accumulated undistributed net investment income...............      $   9,696,057       $   3,468,865
                                                                                                =============       =============

SHARE TRANSACTIONS:
Shares sold...............................................................................          2,987,981          90,339,017
Shares issued on reinvestment of distributions............................................                 --             227,465
Shares redeemed...........................................................................         (4,772,005)         (4,540,908)
Shares redeemed in-kind...................................................................         (4,637,282)         (4,170,196)
                                                                                                -------------       -------------
         Net increase (decrease) in shares outstanding....................................         (6,421,306)         81,855,378
                                                                                                =============       =============

* The Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

                                                                FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                              OCTOBER 31, 2004    PERIOD ENDED
                                                                 (UNAUDITED)     APRIL 30, 2004*
                                                              ----------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $          10.88   $         10.00
                                                              ----------------   ---------------
INVESTMENT OPERATIONS:
Net Investment Income...................................                  0.08              0.09
Net Realized and Unrealized Gain on Investments.........                  0.31              0.86
                                                              ----------------   ---------------
         Total from Investment Operations...............                  0.39              0.95
                                                              ----------------   ---------------

DISTRIBUTIONS FROM:
Net Investment Income...................................                    --             (0.04)
Net Realized Gain on Investments........................                    --             (0.03)
                                                              ----------------   ---------------
         Total Distributions............................                    --             (0.07)
                                                              ----------------   ---------------
         Net Asset Value, End of Period.................      $          11.27   $         10.88
                                                              ================   ===============
         Total Return (a)...............................                  3.58%             9.56%
                                                              ================   ===============
RATIOS AND SUPPLEMENTAL DATA
Net Assets at End of Period (000's).....................      $        850,310   $       890,929
Ratio of Expenses to Average Net Assets (b).............                  0.33%             0.37%
Net investment income (loss) to Average Net Assets (b)..                  1.42%             1.29%
Portfolio Turnover Rate (c).............................                    36%               54%

-------------------
(a) Total return calculation is not annualized.

(b) Annualized.

(c) Not annualized.

* Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Schroder Global Series Trust (the "Trust") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003. Schroder North American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust and commenced operations on September 17, 2003.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price; certain options and futures contracts held by the Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. Short-term investments that will mature in 60 days or less are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Fund's Board of Trustees ("Trustees"). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Valued Procedures, the Committee will deter-

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

mine the value after taking into consideration relevant information reasonably available to the Committee.

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that it take into possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities, if required by certain countries, are accrued on realized gains and unrealized appreciation. No capital gains taxes have been accrued during the period ended October 31, 2004.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized on the effective interest method. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the values of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commit-

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

ments.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

DERIVATIVE INSTRUMENTS: The Fund may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. The Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

FUTURES: Financial futures contracts (secured by cash and/or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

Futures contracts may be used in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

ORGANIZATIONAL AND OFFERING COSTS: The Trust incurred organizational costs of $102,355 which were borne by Schroder Investment Management North America Inc. (the Fund's "Investment Adviser"). During the period ended April 30, 2004 and pursuant to the Organizational Expense Reimburse-

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

ment Agreement between the Investment Adviser and the Trust, the Trust reimbursed such organizational costs to the Investment Adviser when the net assets of the Trust exceeded $900 million in value.

In addition, the Trust incurred $21,155 in offering costs in connection with its initial offering. These costs were amortized on a straight-line basis over a one-year period, starting with the commencement of the Trust's operations.

NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Under an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Schroder Investment Management North America Inc. ("Schroder"), which was approved by the Board of Trustees of the Trust and the shareholder of the Fund in July 2003, Schroder, at its expense, provides the Fund with investment advisory services. Schroder also manages the Fund's other affairs and business. Schroder has retained its affiliate, Schroder Investment Management North America Ltd. ("SIMNA Ltd."), to serve as sub-adviser responsible for day-to-day investment decisions for the Fund.

Under the Advisory Agreement, Schroder is required to continuously furnish the Fund investment programs consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. As compensation for services provided to the Fund pursuant to the Advisory Agreement, Schroder is entitled to receive from the Fund a fee, computed and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. As compensation for SIMNA Ltd.'s services as sub-adviser to the Fund, Schroder pays SIMNA Ltd. 25% of the investment adviser fees Schroder receives from the Fund.

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of Schro-der and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust. For its services, Schroder Advisors receives no compensation. J.P. Morgan Investor Services Co.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2004 (UNAUDITED)

("Morgan") serves as sub-administrator to the Fund and receives a fee from the Fund for its services as follows: For Fund Administration services, Morgan will be paid a monthly fee based on an annual rate of $24,000 plus 0.0035 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0020 of 1% of the Fund's average daily net assets in excess of $1 billion. For Fund Accounting services, Morgan will be paid a monthly fee based on an annual rate of $30,000 plus 0.0040 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0030 of 1% of the Fund's average daily net assets in excess of $1 billion.

NOTE 4 -- TRUSTEES' FEES:

The Fund pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Fund, Schroder, SIMNA Ltd. or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional $1,000 per year. Trustees' fees are allocated among the various Funds. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended October 31, 2004 were $291,403,321 and $321,679,356, respectively.

Redemptions in-kind reflect the valuation of the underlying securities in accordance with the Funds' valuation policy. The asset price used to effect the redemption is the respective asset price used to calculate the net asset value of the shares redeemed. For the period ended October 31, 2004 the Fund realized gains from in-kind redemptions of $2,283,392.

NOTE 6 -- FEDERAL INCOME TAXES

It is the intention of the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund would not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund would not be subject to a Federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for transactions in

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 2004 (UNAUDITED)

certain futures and options, foreign currency transactions, non-taxable dividends, investments in passive foreign investment companies, gains resulting from distributions in-kind and losses deferred due to wash sales. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions from short term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

At October 31, 2004, the identified cost for Federal income tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation were as follows:

                                             NET UNREALIZED
 IDENTIFIED       GROSS          GROSS        APPRECIATION
  TAX COST     APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
------------   ------------  --------------  --------------
$800,527,779   $ 70,315,234  $   23,054,562  $   47,260,672

NOTE 7 -- BENEFICIAL INTEREST
As of October 31, 2004, shareholders of the Fund with ownership of 5% or greater included 3 shareholders, comprising ownership of 40.44% of the aggregate shares outstanding.

PROXY VOTING: A description of the Fund's proxy voting policies and procedures and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by visiting the SEC's website at http:// www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the Fund's Statement of Additional Information.

FORM N-Q: The Fund files its schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following example is intended to help you understand the ongoing costs (in dollars) on investing in your fund and to compare these costs with those of

SCHRODER NORTH AMERICAN EQUITY FUND

other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The following table illustrates your fund's cost in two ways:

- ACTUAL EXPENSES. This section of the table helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account divided by $1,000 = 8.6), then multiply the result by the number given for the fund under the heading "Expenses Paid During the Period."

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate at which it in fact did incur expenses. In this case, because the return used is not the fund's actual return, the results may not be used to estimate the actual ending balance of an account in the fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which are described in the Prospectus. If any such fees were applied to your account, your costs would be higher.

                                                                                      EXPENSES PAID
                                BEGINNING           ENDING             NET          DURING THE PERIOD*
                              ACCOUNT VALUE      ACCOUNT VALUE      ANNUALIZED        MAY 1, 2004 --
                               MAY 1, 2004     OCTOBER 31, 2004   EXPENSE RATIOS     OCTOBER 31, 2004
                              -------------    ----------------   --------------    ------------------
Actual                        $    1,000.00    $       1,035.80        0.33%        $             1.69
Hypothetical
(5% average annual
return before expenses)            1,000.00            1,023.48        0.33                       1.68

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from August 1, 2004 through October 31, 2004 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3)  Not applicable.

(b) Officer certifications as required by Section 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), and Section 906 of the Sarbanes Oxley Act of 2002, also accompany this filing as an Exhibit.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCHRODER GLOBAL SERIES TRUST

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name:   Mark A. Hemenetz
Title:  Principal Executive Officer

Date:    January 6, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name:   Mark A. Hemenetz
Title:  Principal Executive Officer

Date: January 6, 2005

By: /s/ Alan M. Mandel
    --------------------------------------------
Name:   Alan M. Mandel
Title:  Principal Financial Officer
Date:  January 6, 2005